STOCKHOLDERS' DEFICIT (Tables)	6 Months Ended
Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Fair Value Assumptions for Stock Options
	For the Six Months Ended December 31,	For the Fiscal Years Ended June 30,
	2015	2015	2014
Risk free interest rate	0.88% - 1.74%	0.54% – 2.28%	0.45% – 2.61%
Expected term in years	2.5 – 5.5	2.0 – 10.0	2.5 – 6.5
Dividend yield	—	—	—
Volatility of common stock	95.65% - 99.31%	79.66% – 98.15%	89.98% – 91.94%
Estimated annual forfeitures	—	—	—

Non-Employee, Non-Director Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Options Activity
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2013	560,000	$1.12	6.0
Granted	25,000	$1.11	5.0
Exercised	—	$—	—
Forfeited	(275,000)	$1.23	—
Expired	(40,000)	$1.15	—
Outstanding at June 30, 2014	270,000	$1.22	1.7	$—
Exercisable at June 30, 2014	270,000	$1.22	1.7	$—

Weighted average fair value of options granted during the year ended June 30, 2014		$0.79

Balance at June 30, 2014	270,000	$1.22	1.7
Granted	—	$—	—
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at June 30, 2015	270,000	$1.22	0.7	$—
Exercisable at June 30, 2015	270,000	$1.22	0.7	$—

Weighted average fair value of options granted during the year ended June 30, 2015		N/A

Balance at June 30, 2015	270,000	$1.22	0.7
Granted	—	$—	—
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	(250,000)	$1.22	—
Outstanding at December 31, 2015	20,000	$1.18	2.8	$—
Exercisable at December 31, 2015	20,000	$1.18	2.8	$—

Weighted average fair value of options granted during the six months ended December 31, 2015		N/A

Employee Options and Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Options Activity
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2013	6,337,007	$0.75	6.0
Granted	1,425,000	$1.34	10.0
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at June 30, 2014	7,762,507	$0.87	6.0	$792,305
Exercisable at June 30, 2014	4,352,674	$0.93	4.6	$265,364

Weighted average fair value of options granted during the year ended June 30, 2014		$0.69

Balance at June 30, 2014	7,762,507	$0.87	6.0
Granted	84,500	$0.59	5.00
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at June 30, 2015	7,847,007	$0.87	4.9	$1,059,111
Exercisable at June 30, 2015	4,801,673	$0.94	3.6	$405,361

Weighted average fair value of options granted during the year ended June 30, 2015		$0.59

Balance at June 30, 2015	7,847,007	$0.87	4.9
Granted	305,000	$0.34	5.00
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at December 31,2015	8,152,007	$0.85	5.36	$6,000
Exercisable at December 31, 2015	5,006,675	$0.94	4.65	$1,500

Weighted average fair value of options granted during the six months ended December 31, 2015		$0.24

Options Issued to Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Options Activity
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2013	1,200,833	$1.16	8.0
Granted	495,000	$1.19	10.00
Exercised	(20,000)	$0.91	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at June 30, 2014	1,675,833	$1.12	7.6	$8,337
Exercisable at June 30, 2014	1,377,501	$1.15	7.4	$6,421

Weighted average fair value of options granted during the year ended June 30, 2014		$0.76

Balance at June 30, 2014	1,675,833	$1.12	7.6
Granted	510,000	$0.72	10.00
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at June 30, 2015	2,185,833	$1.03	7.2	$75,320
Exercisable at June 30, 2015	2,000,003	$1.04	7.1	$45,655

Weighted average fair value of options granted during the year ended June 30, 2015		$0.52

Balance at June 30, 2015	2,185,833	$1.03	7.2
Granted	580,000	$0.80	10.00
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at December 31, 2015	2,765,833	$0.97	7.3	$11,700
Exercisable at December 31, 2015	2,004,166	$1.04	6.6	$300

Weighted average fair value of options granted during the six months ended December 31, 2015		$0.54

Warrants Issued for Settlement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Warrant Activity

	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life
Balance at June 30, 2013	350,000	$0.63	4.2
Granted	—	$—	—
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at June 30, 2014	350,000	$0.63	3.2
Exercisable at June 30, 2014	350,000	$0.63	3.2

Weighted average fair value of warrants granted during the year ended June 30, 2014		N/A

Balance at June 30, 2014	350,000	$0.63	3.2
Granted	—	$—	—
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at June 30, 2015	350,000	$0.63	2.2
Exercisable at June 30, 2015	350,000	$0.63	2.2

Weighted average fair value of warrants granted during the year ended June 30, 2015		N/A

Balance at June 30, 2015	350,000	$0.63	2.2
Granted	—	$—	—
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at December 31, 2015	350,000	$0.63	1.7
Exercisable at December 31, 2015	350,000	$0.63	1.7

Weighted average fair value of warrants granted during the six months ended December 31, 2015		N/A

Warrants issued for cash or services [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Warrant Activity
	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life
Balance at June 30, 2013	1,533,700	$1.25	2.1
Granted	1,863,421	$1.58	3.5
Exercised	(20,000)	$1.25	—
Forfeited	—	$—	—
Expired	(340,000)	$1.60	—
Outstanding at June 30, 2014	3,037,121	$1.45	2.7
Exercisable at June 30, 2014	3,037,121	$1.45	2.7

Weighted average fair value of warrants granted during the year ended June 30, 2014		N/A

Balance at June 30, 2014	3,037,121	$1.45	2.7
Granted	5,750,326	$1.85	2.5
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	(296,200)	$1.60	—
Outstanding at June 30, 2015	8,491,247	$1.72	3.2
Exercisable at June 30, 2015	8,366,247	$1.74	3.2

Weighted average fair value of warrants granted during the year ended June 30, 2015		$0.44

Balance at June 30, 2015	8,491,247	$1.72	3.2
Granted	1,851,057	$1.74	2.5
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at December 31, 2015	10,342,304	$1.73	1.68
Exercisable at December 31, 2015	10,317,304	$1.73	1.66

Weighted average fair value of warrants granted during the six months ended December 31, 2015		$0.37